Segments	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segments

9. Segments

The Company operates in three business segments: Molecular Diagnostics, Medical Devices, and Mobile Labs.

Molecular Diagnostics

The Company develops molecular diagnostic systems for rapid medical testing and bio-threat detection. The Company’s fully automated pathogen detection systems and assays are designed to detect a range of biological threats. The Company’s M-BAND (Microfluidic Bio-agent Autonomous Networked Detector) system is an airborne bio-threat detection system developed for the homeland defense industry to detect biological weapons of mass destruction. The Company is developing Firefly Dx, an automated pathogen detection system for rapid diagnostics, both for clinical and point-of-need applications.

Medical Devices

Through its contractual control of Thermomedics, Inc., the Company markets and sells the Caregiver® product. Caregiver is an FDA-cleared for clinical use, infrared thermometer that measures forehead temperature in adults, children and infants, without contact. Caregiver is the world’s first clinically validated, non-contact thermometer for the healthcare providers market, which includes hospitals, physicians’ offices, medical clinics, nursing homes and other long-term care institutions, and acute care hospitals. Our Caregiver thermometer with TouchFree™ technology is less likely to transmit infectious disease than devices that require even minimal contact. It therefore saves medical facilities the cost of probe covers ($0.05 to $0.10 per temperature reading), storage space and disposal costs.

Mobile Labs

Our subsidiary, E-N-G Mobile Systems, is a leader in the specialty technology vehicle market, with a focus on mobile laboratories, command and communications applications, and mobile cellular systems. ENG builds mobile laboratories specifically designed for chemical and biological detection, monitoring and analysis. ENG also provides specialty vehicle manufacturing for TV news vans and trucks, emergency response trailers, mobile command centers, infrared inspection, and other special purpose vehicles.

During 2015, the Company operated in a single segment. The following is the selected segment data as of and for the three and six months ended June 30, 2016:

Three months ended June 30, 2016	Mobile Labs	Medical Devices	Molecular Diagnostics	Corporate	Total
Revenue	$1,768	$80	$—	$—	$1,848
Operating income (loss)	$132	$(149)	$(293)	$(942)	$(1,252)
Depreciation and amortization	$(20)	$(27)	$(43)	$—	$(90)
Interest and other income (expense)	$—	$(1)	$7	$(663)	$(657)
Net loss	$130	$(149)	$(281)	$(1,609)	$(1,909)
Goodwill	$199	$108	$510	$—	$817
Segmented assets	$1,491	$634	$605	$126	$2,856
Expenditures for property and equipment	$(11)	$—	$—	$—	$(11)

Six months ended June 30, 2016	Mobile Labs	Medical Devices	Molecular Diagnostics	Corporate	Total
Revenue	$3,312	$200	$—	$—	$3,512
Operating income (loss)	$115	$(275)	$(546)	$(1,938)	$(2,644)
Depreciation and amortization	$(39)	$(55)	$(106)	$—	$(200)
Interest and other income (expense)	$—	$(1)	$13	$(3,203)	$(3,191)
Net loss	$113	$(274)	$(568)	$(5,106)	$(5,835)
Goodwill	$199	$108	$510	$—	$817
Segmented assets	$1,491	$634	$605	$126	$2,856
Expenditures for property and equipment	$(11)	$—	$—	$—	$(11)